Stock Based Compensation (Tables)	9 Months Ended
Sep. 23, 2012
Stock-Based Compensation Activity and Changes

A summary of stock-based compensation activity and changes during the fiscal year ended December 25, 2011 and for the thirty-nine weeks ended September 23, 2012 is as follows:

	SHARES	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEAR)	AGGREGATE INTRINSIC VALUE
Outstanding and expected to vest at December 26, 2010	951,324	$3.95
Granted	54,596	10.84
Exercised	(30,209)	2.76
Forfeited	(5,438)	5.99

Outstanding and expected to vest at December 25, 2011	970,273	$4.36	5.88	$8,161

Exercisable at December 25, 2011	715,142	$3.45	5.39	$6,665

Outstanding and expected to vest at December 25, 2011	970,273	$4.36
Granted	88,297	15.63
Forfeited	(4,621)	8.99

Outstanding and expected to vest at September 23, 2012	1,053,949	$5.28	5.46	$18,387

Exercisable at September 23, 2012	841,121	$3.72	4.79	$15,993

Weighted-Average Assumptions

The weighted-average grant date fair value of options granted was $3.12, $4.17, $5.71 and $6.07 for the years ended December 27, 2009, December 26, 2010, December 25, 2011 and the thirty-nine weeks ended September 23, 2012, respectively, as estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2009	2010	2011	2012
Dividend yield	0%	0%	0%	0%
Expected volatility	44%	44%	44%	44%
Risk-free rate of return	2.42%	3.36%	3.36%	0.68%
Expected life	7 years	7 years	7.5 years	5.4 years